Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Unit, Beginning balance
Weighted Average Fair Value per Award, Beginning balance
Number of Restricted Stock Unit, Granted	1,325,000	2,425,000
Weighted Average Fair Value per Award, Granted	$ 0.16	$ 0.10
Number of Restricted Stock Unit, Vested	(1,325,000)	(2,425,000)
Weighted Average Fair Value per Award, Vested	$ 0.16	$ 0.10
Number of Restricted Stock Unit, Ending balance
Weighted Average Fair Value per Award, Ending balance